Income taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable statutory tax rate	26.80%	26.80%
Deferred tax asset	$ (4,773)	$ (4,869)	$ (4,574)
Non-capital tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	156	251
Deferred tax asset	36	60	$ 63
Unused tax losses for which no deferred tax asset recognised	13	20
Non-capital Loss Carryforwards With Deferred Tax Asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	143	231
Capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	$ 55	$ 67